Summary of Significant Accounting Policies - Summary of Customers Whose Revenue and Accounts Receivable Balances (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Maximum [Member] | Customer Concentration Risk [Member] | Sales Revenue Net And Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%